Insurance Contracts_Details Of Insurance Liabilities(Details) $ in Thousands, ₩ in Millions		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts		₩ 33,412,949	[1]	$ 30,024,665		₩ 31,801,275	₩ 7,290,844	[1]
Long-term insurance premium reserve		29,548,268				27,975,402
Reserve for outstanding claims		2,244,835				2,231,016
Unearned premium reserve		1,396,752				1,394,797
Reserve for participating policyholders' dividends on long-term insurance		134,648				123,155
Unallocated Divisible Surplus to Future Policyholders		44,980				30,568
Reserve for compensation for losses on dividend paying insurance contracts		25,054				33,650
Guarantee reserve		18,412				12,687
Non-life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts		26,043,652				24,382,463
Long-term insurance premium reserve		22,333,503				20,697,290
Reserve for outstanding claims		2,152,018				2,148,923
Unearned premium reserve		1,393,570				1,392,211
Reserve for participating policyholders' dividends on long-term insurance		104,461				94,005
Unallocated Divisible Surplus to Future Policyholders		40,690				24,304
Reserve for compensation for losses on dividend paying insurance contracts		19,410				25,730
Guarantee reserve		0				0
Life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts		7,364,897				7,414,067
Long-term insurance premium reserve		7,214,765				7,278,112
Reserve for outstanding claims		89,400				78,423
Unearned premium reserve		2,199				1,511
Reserve for participating policyholders' dividends on long-term insurance		30,187				29,150
Unallocated Divisible Surplus to Future Policyholders		4,290				6,264
Reserve for compensation for losses on dividend paying insurance contracts		5,644				7,920
Guarantee reserve		18,412				12,687
Others
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	[2]	4,400				4,745	₩ 4,221
Long-term insurance premium reserve		0				0
Reserve for outstanding claims		3,417				3,670
Unearned premium reserve		983				1,075
Reserve for participating policyholders' dividends on long-term insurance		0				0
Unallocated Divisible Surplus to Future Policyholders		0				0
Reserve for compensation for losses on dividend paying insurance contracts		0				0
Guarantee reserve		₩ 0				₩ 0

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Consists of contractor's profit dividend reserve and loss on dividend insurance reserve